UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/09

Date of reporting period:  6/30/09

Item 1. Reports to Stockholders.

2009
Semi-Annual Report

AL FRANK FUND

AL FRANK DIVIDEND VALUE FUND

Al Frank Fund
Al Frank Dividend Value Fund

SEMI-ANNUAL REPORT
June 30, 2009

Al Frank Funds
32392 Coast Highway, Suite 260
Laguna Beach, CA 92651
Shareholder Services 888.263.6443
alfrankfunds.com

Al Frank Asset Management
32392 Coast Highway, Suite 260, Laguna Beach, CA 92651
alfrankfunds.com

Dear Shareholders,

Hard to ignore the handsome gains (as of this writing) posted by both of our Funds since the end of June, but given how dark things looked in early March, we are not unhappy with the modest returns posted by The Al Frank Fund (VALUX) and The Al Frank Dividend Value Fund (VALDX) for the six month period ended June 30, 2009. While VALUX outperformed its benchmark Russell 3000 Index, VALDX lagged behind, performance that is not altogether unexpected given that the situation was reversed in 2008.

Recall that The Al Frank Dividend Value Fund had a nearly 800 basis point better performance figure than The Al Frank Fund last year, due mainly to the fact that the larger-capitalization dividend paying stocks favored by the former generally held up better during the massive market-wide decline. For the six months through June 30, 2009, we’ve seen small- and mid-capitalization stocks, for the most part, lead the performance derby. Our experience has shown that strong markets will more often than not favor VALUX, while VALDX has historically performed better on a relative basis during more difficult stretches. We always must add the disclaimer that past performance is no guarantee of future performance as market history is replete with periods of differing performance trends for the kinds of value-oriented stocks we favor.

Of course, it is important to understand that while the holdings of our Funds generally fall into the value category, as they usually trade for low multiples of sales, earnings and book value relative to the broad universe of stocks, we are not constrained by any style-box, meaning that we own companies that we find attractive, but which might be classified as growth stocks, thus our choice of the Russell 3000 Index as our benchmark.  That being said, when we separate the Russell 3000 Index into its Value and Growth components, we see that the Russell 3000 Value Index was actually down 3% over the first half of 2009, while the Russell 3000 Growth Index was up more than 11%, making the six-month performance figures for VALUX and VALDX look a little better on a relative basis.

Though history shows that value-oriented strategies outperform those focused on growth, the Russell 3000 Value Index’s negative 10.3% return over the five years ended June 30, 2009 trailed the negative 8.6% return of the Russell 3000 Growth Index. Interestingly, we might view this as a favorable condition as our analyses show that value has outperformed growth after long periods of the former’s

Al Frank Fund – Investor Class

COMPOUND ANNUAL TOTAL RETURNS AS OF 6.30.09
	VALUX	Russell 3000
2009 YTD	8.37%	4.20%
1 year	-29.87%	-26.56%
3 years	-12.07%	-8.35%
5 years	-2.98%	-1.84%
10 years	7.76%	-1.46%
Since 1.2.98 inception	7.90%	1.53%
The Fund’s operating expenses are 1.65%. However, the advisor has contractually agreed to cap its expenses at 1.49% indefinitely, or until the Board of Trustees terminates such agreements.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for 60 days or less.  Performance data does not reflect redemption fee.  Had the fee been included, returns would be lower.

GROWTH OF
A HYPOTHETICAL $10,000
INVESTMENT
SINCE INCEPTION
Actual performance of investors will vary depending on the timing of their investments in the Fund. Hypothetical investment assumes the reinvestment of dividends and capital gains but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

Al Frank Dividend Value Fund – Investor Class

COMPOUND ANNUAL TOTAL RETURNS AS OF 6.30.09
	VALDX	Russell 3000
2009 YTD	2.42%	4.20%
1 year	-29.27%	-26.56%
3 years	-10.10%	-8.35%
Since 9.30.04 inception	-1.61%	-1.54%

The Fund’s operating expenses are 2.32% gross/1.98% net.  However, the advisor has contractually agreed to cap its expenses at 1.98% indefinitely, or until the Board of Trustees terminates such agreements.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for 60 days or less.  Performance data does not reflect redemption fee.  Had the fee been included, returns would be lower.

GROWTH OF
A HYPOTHETICAL $10,000
INVESTMENT
SINCE INCEPTION
Actual performance of investors will vary depending on the timing of their investments in the Fund. Hypothetical investment assumes the reinvestment of dividends and capital gains but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

underperformance. In addition, our numbers suggest that value generally has outperformed growth after recessions and that value has shown a tendency to spring back faster than growth after severe downturns.

Of course, we never get too excited about short-term performance, especially as we are managing both Funds for long-term capital appreciation and the ugliness of 2008 is still fresh in our minds. Still, it does appear that financial market conditions have stabilized, generally speaking, and that early March was the point of maximum fear and pessimism. Importantly, many data points seem to be getting less worse, and in some instances are even steadying, which certainly has been a positive for investor sentiment and the equity markets in general.

Many cross-currents remain, however, and we are not ready to declare the Great Recession over, but just in the last couple of weeks we’ve seen improvement in the index of leading economic indicators, GDP growth, the Federal Reserve’s ’beige book’ of economic conditions across its 12 districts and the jobless picture. Doesn’t mean that we can ignore record home foreclosures, rising commercial loan delinquencies, high unemployment, the massive deficit, uncertain tax policy and potential regulatory changes, but it would appear that the worst is now behind us in terms of the economy.

Certainly, we know that many pundits are projecting only a modest, short-lived recovery with another leg down to follow as part of a ’W-shaped’ scenario, but given our contrarian view, we like to see a lot of negative sentiment, as the markets have often climbed a wall of worry. Throw in the fact that there is still some $3.6 trillion sitting in money market funds that are now yielding peanuts (0.08% on average, as of the latest data from industry tracker iMoneyNet), that corporate earnings have been coming in better than expected as cost-cutting efforts have improved margins and that many investors are seemingly underweight equities in their asset allocation models, and we are optimistic about the equity markets in general and the stocks we hold in our Funds in particular.

Our long-tenured shareholders know that we enjoyed terrific recoveries in 1999 and 2003, following dismal years in 1998 and 2002, with the key to our success being our faith that our time-tested strategy of buying undervalued stocks and holding them in broadly diversified portfolios should generate solid returns over the long term. We are charting the same course we’ve navigated for more than 32 years in the pages of our investment newsletter The Prudent Speculator, but we realize that current conditions call for a slightly different tack, so we’ve been enhancing our stock analyses, concentrating our portfolio selections and engaging a modestly more active trading strategy. As American author William Arthur Ward said, “The pessimist complains about the wind; the optimist expects it to change; the realist adjusts the sails.”

*****

As has become our custom in these missives, we like to remind shareholders that we have a value-biased all-cap investment philosophy as we are free to go wherever we believe the best stock values currently may be hiding. With this in mind, take a look at our Top 15 Holdings and Sector Weightings (as a percentage of net assets) as of June 30, 2009. Even though both Funds historically have been classified as Small- or Mid-Cap Value, in VALDX, two of our largest individual stock holdings McDonald’s and Goldman Sachs presently sport market capitalizations of more than $60 billion. In VALUX, our largest weighting is in Electronic Technology, not a sector usually associated with value-oriented funds.

Al Frank Fund

TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	Western Digital	1.2%	Electronic Technology	23.3%
2	Occidental Petroleum	1.1%	Finance	9.9%
3	Diodes	1.0%	Health Technology	8.1%
4	Marathon Oil	1.0%	Energy Minerals	7.7%
5	American Eagle Outfitters	1.0%	Consumer Durables	5.5%
6	McKesson	1.0%	Technology Services	5.3%
7	Archer-Daniels-Midland	0.9%	Transportation	5.2%
8	American Software	0.9%	Retail Trade	4.4%
9	Baxter International	0.9%	Industrial Services	4.2%
10	Walt Disney	0.8%	Consumer Non-Durables	3.7%
11	Johnson & Johnson	0.8%	Process Industries	3.6%
12	Anadarko Petroleum	0.8%	Producer Manufacturing	3.5%
13	Wyeth	0.8%	Other	13.1%
14	Lockheed Martin	0.8%	Securities Lending Collateral	6.0%
15	Mattel	0.8%	Short-Term Investments	2.6%
As of June 30, 2009. Top fifteen holdings and sector composition are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Al Frank Dividend Value Fund

TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	Applied Signal Technology	1.2%	Electronic Technology	16.0%
2	McDonald’s	1.2%	Finance	12.6%
3	Goldman Sachs Group	1.2%	Energy Minerals	8.7%
4	Exxon Mobil	1.2%	Health Technology	8.3%
5	Capstead Mortgage	1.2%	Producer Manufacturing	7.5%
6	International Game Technology	1.1%	Transportation	7.0%
7	Colgate-Palmolive	1.1%	Retail Trade	6.4%
8	KBR	1.1%	Consumer Non-Durables	6.2%
9	ADTRAN	1.1%	Consumer Durables	4.4%
10	QUALCOMM	1.1%	Consumer Services	3.8%
11	AT&T	1.1%	Technology Services	3.6%
12	Noble Energy	1.0%	Non-Energy Minerals	3.4%
13	Chevron	1.0%	Industrial Services	3.3%
14	Coca-Cola	1.0%	Other	6.6%
15	Nucor	1.0%	Short-Term Investments	2.2%
As of June 30, 2009. Top fifteen holdings and sector composition are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

In short, we seek bargains wherever they reside. If Blue-Chips seem cheap, we buy them. If technology stocks appear undervalued, we snap them up. We believe that limiting our investment universe by market-cap or value-versus-growth distinctions likely will serve only to limit our potential returns. Generally speaking, in the last couple of years, mid- and large-cap stocks had become more attractive on a relative basis, so new purchases in those areas have moved the median market capitalization of both Funds higher.

*****

Happily, despite a difficult start to the year, both of our Funds participated in the broad market upswing that began shortly after March 9. For the year-to-date period through June 30, 2009, performance in VALUX relative to our benchmark, the Russell 3000 Index, was led by the Electronic Technology, Non-Energy Minerals, Energy Minerals, Consumer Non-Durables, Retail and Industrial Services sectors. Contribution to performance due to specific stock selection (versus allocation to the sector) was especially noteworthy in the Consumer Non-Durable and Retail categories, where American Eagle, JC Penney, Nordstrom, Jo-Ann Stores and Ann Taylor all experienced gains anywhere from 30% to 50%. In Electronic Technology, Western Digital, Diodes, Sifco, Clearfield, Corning and Apple were all big winners. Other individual stock winners included Smith Midland and Freeport McMoran (Non-Energy Minerals) as well as Oceaneering and Transocean (Industrial Services).

In VALDX, solid appreciation was found in Producer Manufacturing, Retail, Energy Minerals and Finance. Some of the outperformers within these sectors included Tata Motors and Joy Global (Producer Manufacturing), American Eagle and Nordstrom (Retail) and Goldman Sachs (Finance).

To the downside relative to the benchmark, both Funds were negatively impacted by an overweight allocation to the Transportation sector and an underweight allocation to the Technology Services sector. Process Industries also fared poorly in both Funds, particularly with individual stock selection, as our allocation was relatively inline. Some of the bigger losers in VALUX in these categories were Olin (Process Industries), Real Networks (Technology Services), Alaska Air (Transportation) and Norfolk Southern (Transportation). In VALDX, too, Olin and Norfolk Southern were underperformers along with Overseas Shipholding (Transportation) and Dow Chemical (Process Industries).

Both Funds’ moderate underweight of giant-cap names lifted relative performance as did an overweight in micro-cap stocks, especially in VALUX.

*****

We constantly strive to educate our shareholders and prospective shareholders about our approach and the merits of thinking long term. While many are already receiving our philosophical musings via their subscriptions to The Prudent Speculator, we encourage those who are not subscribers to e-mail us at info@alfrank.com for additional information and to sign up for our free electronic offerings.

All of us at Al Frank Asset Management thank you for your continued loyalty and patronage. I am invested right alongside our shareholders and I have added to my holdings in both of our Funds this year, so I can offer the assurance that we are doing all that we can so the next three-to-five years have the potential to be more prosperous.

Sincerely,

John Buckingham

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is not a guarantee of future results.

This material must be preceded or accompanied by a prospectus. Read it carefully before investing.

Mutual fund investing involves risk. Principal loss is possible. Investing in securities of small- and medium-capitalization companies will involve greater price volatility and more limited liquidity than large-capitalization companies.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to pages 9 through 24 of this report. Current and future portfolio holdings are subject to risk.

The Russell 3000 Growth Index includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Value Index includes those Russell 3000 Index companies with relatively lower price-to-book ratios and lower forecasted growth values.

Book value: net asset value of a company, calculated by subtracting total liabilities from total assets. Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding. Price to sales ratio: a tool for calculating a stock’s valuation relative to other companies, calculated by dividing a stock’s current price by its revenue per share. A basis point equals 0.01%. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies. It is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is reconstituted annually to ensure new and growing equities are reflected. You cannot invest directly in an index.

The Al Frank Funds are distributed by Quasar Distributors, LLC.

Al Frank Funds

EXPENSE EXAMPLE at June 30, 2009 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (1/1/09– 6/30/09).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the advisory agreement for the Al Frank Fund Investor Class and Advisor Class, respectively, and 1.98% and 1.73% for the Al Frank Dividend Value Fund Investor Class and Advisor Class, respectively. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

Al Frank Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	6/30/09	1/1/09 – 6/30/09*
Actual	$1,000.00	$1,083.70	$7.70
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

*
Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	6/30/09	1/1/09 – 6/30/09*
Actual	$1,000.00	$1,085.30	$6.41
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

EXPENSE EXAMPLE at June 30, 2009 (Unaudited), Continued

Al Frank Dividend Value Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	6/30/09	1/1/09 – 6/30/09*
Actual	$1,000.00	$1,024.20	$9.94
Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89

*
Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Dividend Value Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	6/30/09	1/1/09 – 6/30/09*
Actual	$1,000.00	$1,025.50	$8.69
Hypothetical (5% return before expenses)	$1,000.00	$1,016.22	$8.65

*
Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS at June 30, 2009 (Unaudited)

Al Frank Fund at June 30, 2009

Al Frank Dividend Value Fund at June 30, 2009

Percentages represent market value as a percentage of total investments.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited)

Shares	COMMON STOCKS: 97.52%	Value
	COMMERCIAL SERVICES: 0.77%
	Advertising/Marketing Services: 0.43%
45,000	Valueclick, Inc. (a)	$473,400

	Miscellaneous Commercial Services: 0.34%
23,000	Cornell Companies, Inc. (a)	372,830
	Total Commercial Services (Cost $469,322)	846,230

	COMMUNICATIONS: 0.70%
	Major Telecommunications: 0.70%
25,000	Verizon Communications, Inc.	768,250
	Total Communications (Cost $792,267)	768,250

	CONSUMER DURABLES: 5.49%
	Automotive Aftermarket: 0.51%
23,000	Cooper Tire & Rubber Co.	228,160
30,000	Goodyear Tire & Rubber Co. (a)	337,800
		565,960

	Electronics/Appliances: 0.55%
19,025	Global-Tech Advanced Innovations, Inc. (a) (b)	177,884
10,000	Helen of Troy Ltd. (a) (b)	167,900
6,000	Whirlpool Corp.	255,360
		601,144
	Homebuilding: 2.07%
20,000	Cavco Industries, Inc. (a)	506,600
43,000	D.R. Horton, Inc.	402,480
20,000	KB Home	273,600
12,000	M.D.C. Holdings, Inc.	361,320
30,000	Pulte Homes, Inc. (c)	264,900
28,000	Toll Brothers, Inc. (a)	475,160
		2,284,060
	Motor Vehicles: 0.49%
15,000	Daimler AG (b) (c)	544,050

	Recreational Products: 1.87%
45,000	Activision Blizzard, Inc. (a)	568,350
25,000	Hasbro, Inc.	606,000
55,000	Mattel, Inc.	882,750
		2,057,100
	Total Consumer Durables (Cost $7,361,174)	6,052,314

	CONSUMER NON-DURABLES: 3.67%
	Apparel/Footwear: 0.98%
40,000	Delta Apparel, Inc. (a)	275,200
10,000	Oxford Industries, Inc. (c)	116,500
80,000	Quiksilver, Inc. (a)	148,000
21,000	Steven Madden, Ltd. (a)	534,450
		1,074,150
	Food: Major Diversified: 0.84%
20,000	Kraft Foods, Inc. – Class A	506,800
43,000	Sara Lee Corp.	419,680
		926,480

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited), Continued

Shares		Value
	Tobacco: 1.85%
90,000	Alliance One International, Inc. (a)	$342,000
30,000	Altria Group, Inc.	491,700
10,000	Philip Morris International Inc.	436,200
20,000	Reynolds American, Inc.	772,400
		2,042,300
	Total Consumer Non-Durables (Cost $4,121,809)	4,042,930

	CONSUMER SERVICES: 2.50%
	Casinos/Gaming: 0.43%
30,000	International Game Technology	477,000

	Hotels/Resorts/Cruiselines: 0.28%
12,000	Carnival Corp. (b)	309,240

	Media Conglomerates: 0.85%
40,000	Walt Disney Co.	933,200

	Other Consumer Services: 0.63%
40,000	H & R Block, Inc.	689,200

	Restaurants: 0.31%
25,000	Starbucks Corp. (a)	347,250
	Total Consumer Services (Cost $3,395,525)	2,755,890

	DISTRIBUTION SERVICES: 2.49%
	Electronics Distributors: 1.53%
30,000	Avnet, Inc. (a)	630,900
84,000	Brightpoint, Inc. (a)	526,680
40,000	GTSI Corp. (a)	214,800
45,000	Wayside Technology Group, Inc.	319,050
		1,691,430
	Medical Distributors: 0.96%
24,000	McKesson Corp.	1,056,000
	Total Distribution Services (Cost $2,595,155)	2,747,430

	ELECTRONIC TECHNOLOGY: 23.34%
	Aerospace & Defense: 6.33%
24,100	AAR Corp. (a)	386,805
67,500	Allied Defense Group, Inc. (a)	297,000
5,000	American Science and Engineering, Inc. (c)	345,600
22,500	BE Aerospace, Inc. (a)	323,100
15,500	Boeing Co.	658,750
40,000	Ducommun, Inc.	751,600
7,000	General Dynamics Corp.	387,730
50,000	Kaman Corp. – Class A	835,000
72,000	LMI Aerospace, Inc. (a)	728,640
11,000	Lockheed Martin Corp.	887,150
13,000	Raytheon Co.	577,590
75,000	SIFCO Industries, Inc. (a)	794,250
		6,973,215

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited), Continued

Shares		Value
	Computer Communications: 0.82%
17,000	Cisco Systems, Inc. (a)	$316,880
60,000	Digi International, Inc. (a)	585,000
		901,880
	Computer Components & Software: 0.70%
20,000	Hewlett Packard Co.	773,000

	Computer Peripherals: 2.06%
25,000	Electronics for Imaging, Inc. (a)	266,500
150,000	Peerless Systems Corp. (a)	312,000
35,000	Seagate Technology (b)	366,100
50,000	Western Digital Corp. (a)	1,325,000
		2,269,600
	Computer Processing Hardware: 0.65%
5,000	Apple Inc. (a)	712,150

	Electronic Components: 1.37%
370,000	Alliance Fiber Optic Products, Inc. (a)	399,600
45,000	AVX Corp.	446,850
143,750	Orbit International Corp. (a) (c)	395,312
40,000	Vishay Intertechnology, Inc. (a)	271,600
		1,513,362
	Electronic Equipment/Instruments: 2.06%
137,000	ActivIdentity Corp. (a)	346,610
53,544	AU Optronics Corp. – ADR	518,306
26,650	Cogent Inc. (a)	285,954
41,700	Frequency Electronics, Inc. (a)	156,375
30,000	Nam Tai Electronics, Inc. (b)	127,800
40,000	OSI Systems, Inc. (a)	834,000
		2,269,045
	Electronic Production Equipment: 1.66%
130,000	Aetrium, Inc. (a)	219,700
40,000	Cohu, Inc.	359,200
25,000	Lam Research Corp. (a)	650,000
60,000	Trio-Tech International (a)	154,200
35,976	Ultratech, Inc. (a)	442,865
		1,825,965
	Semiconductors: 4.42%
75,000	Ceva, Inc. (a)	651,000
70,000	Diodes, Inc. (a)	1,094,800
40,000	Exar Corp. (a) (c)	287,600
45,000	Integrated Device Technology, Inc. (a)	271,800
35,000	Intel Corp.	579,250
35,000	National Semiconductor Corp. (c)	439,250
70,000	Pericom Semiconductor Corp. (a)	589,400
57,219	Taiwan Semiconductor Manufacturing Company Ltd. – ADR	538,431
80,000	TriQuint Semiconductor, Inc. (a)	424,800
		4,876,331
	Telecommunications Equipment: 3.27%
350,000	Clearfield, Inc. (a)	700,000
65,000	Communications Systems, Inc.	637,000
45,000	Corning, Inc.	722,700
40,000	Nokia Corp. – ADR	583,200

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited), Continued

Shares		Value
	Telecommunications Equipment (Continued)
18,000	Polycom, Inc. (a)	$364,860
105,000	Tellabs, Inc. (a)	601,650
		3,609,410
	Total Electronic Technology (Cost $24,406,387)	25,723,958

	ENERGY MINERALS: 7.65%
	Integrated Oil: 2.66%
11,000	Chevron Corp.	728,750
10,000	ConocoPhillips	420,600
10,000	Exxon Mobil Corp.	699,100
36,000	Marathon Oil Corp.	1,084,680
		2,933,130
	Oil & Gas Production: 3.95%
20,000	Anadarko Petroleum Corp.	907,800
10,000	Apache Corp.	721,500
20,000	Chesapeake Energy Corp.	396,600
9,000	Devon Energy Corp.	490,500
11,000	Noble Energy, Inc.	648,670
18,000	Occidental Petroleum Corp.	1,184,580
		4,349,650
	Oil Refining/Marketing: 1.04%
26,150	Holly Corp.	470,177
40,000	Valero Energy Corp.	675,600
		1,145,777
	Total Energy Minerals (Cost $5,663,045)	8,428,557

	FINANCE: 9.94%
	Financial Conglomerates: 0.88%
13,200	JPMorgan Chase & Co.	450,252
14,000	Prudential Financial, Inc.	521,080
		971,332
	Investment Banks/Brokers: 0.83%
20,000	Ameriprise Financial, Inc.	485,400
20,000	The NASDAQ OMX Group, Inc. (a)	426,200
		911,600
	Life/Health Insurance: 1.32%
15,000	MetLife, Inc.	450,150
2,500	National Western Life Insurance Co. – Class A	291,875
45,000	Unum Group	713,700
		1,455,725
	Major Banks: 2.43%
20,000	Bank of America Corp.	264,000
20,000	Bank of New York Mellon Corp.	586,200
30,000	BB&T Corp.	659,400
7,010	PNC Financial Services Group, Inc.	272,058
10,000	SunTrust Banks, Inc.	164,500
30,000	Wells Fargo & Co.	727,800
		2,673,958
	Multi-Line Insurance: 0.11%
10,000	Hartford Financial Services Group, Inc.	118,700

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited), Continued

Shares		Value
	Property/Casualty Insurance: 1.84%
20,000	Allstate Corp.	$488,000
15,000	Endurance Specialty Holdings Ltd. (b)	439,500
37,000	Old Republic International Corp.	364,450
18,000	Travelers Companies, Inc.	738,720
		2,030,670
	Real Estate Investment Trusts: 1.96%
35,000	Annaly Capital Management, Inc.	529,900
55,000	BioMed Realty Trust, Inc.	562,650
65,000	Capstead Mortgage Corp.	826,150
60,000	HRPT Properties Trust	243,600
		2,162,300
	Regional Banks: 0.55%
45,000	TCF Financial Corp. (c)	601,650

	Savings Banks: 0.02%
13,755	PVF Capital Corp.	28,542
	Total Finance (Cost $12,295,042)	10,954,477

	HEALTH SERVICES: 3.01%
	Hospital/Nursing Management: 0.78%
60,000	Res-Care, Inc. (a)	858,000

	Managed Health Care: 1.89%
26,000	Aetna, Inc.	651,300
21,000	Humana, Inc. (a)	677,460
30,000	UnitedHealth Group, Inc.	749,400
		2,078,160
	Services to the Health Industry: 0.34%
151,100	HealthStream, Inc. (a)	380,772
	Total Health Services (Cost $2,148,777)	3,316,932

	HEALTH TECHNOLOGY: 8.14%
	Medical Specialties: 2.39%
18,000	Baxter International, Inc.	953,280
25,000	Palomar Medical Technologies, Inc. (a)	366,500
55,000	Syneron Medical Ltd. (a) (b)	397,100
15,074	Utah Medical Products, Inc.	402,626
65,000	Vascular Solutions, Inc. (a) (c)	508,300
		2,627,806
	Pharmaceuticals: Generic: 0.47%
40,000	Mylan, Inc. (a) (c)	522,000

	Pharmaceuticals: Major: 4.52%
17,500	Abbott Laboratories	823,200
32,000	Bristol-Myers Squibb Co.	649,920
14,000	Eli Lilly & Co.	484,960
10,000	GlaxoSmithKline plc – ADR	353,400
16,000	Johnson & Johnson	908,800
17,000	Merck & Co., Inc.	475,320
25,000	Pfizer, Inc.	375,000
20,000	Wyeth	907,800
		4,978,400

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited), Continued

Shares		Value
	Pharmaceuticals: Other: 0.76%
18,000	Forest Laboratories, Inc. (a)	$451,980
40,000	King Pharmaceuticals, Inc. (a)	385,200
		837,180
	Total Health Technology (Cost $9,147,068)	8,965,386

	INDUSTRIAL SERVICES: 4.21%
	Contract Drilling: 1.75%
33,000	Nabors Industries Ltd. (a) (b)	514,140
19,000	Patterson-UTI Energy, Inc.	244,340
20,000	Rowan Companies, Inc.	386,400
10,500	Transocean Ltd. (a) (b)	780,045
		1,924,925
	Engineering & Construction: 0.67%
31,000	KBR, Inc.	571,640
10,000	Tutor Perini Corp. (a)	173,600
		745,240
	Environmental Services: 0.36%
22,000	American Ecology Corp.	394,240

	Oilfield Services/Equipment: 1.43%
17,000	Bristow Group, Inc. (a) (c)	503,710
45,000	Key Energy Services, Inc. (a)	259,200
18,000	Oceaneering International, Inc. (a)	813,600
		1,576,510
	Total Industrial Services (Cost $3,887,079)	4,640,915

	NON-ENERGY MINERALS: 3.06%
	Aluminum: 0.28%
30,000	Alcoa, Inc.	309,900

	Construction Materials: 0.95%
7,500	Ameron International Corp.	502,800
318,000	Smith-Midland Corp. (a) (d)	537,420
		1,040,220
	Other Metals/Minerals: 0.75%
15,000	BHP Billiton Ltd. – ADR	820,950

	Precious Metals: 0.91%
10,720	Freeport-McMoRan Copper & Gold, Inc.	537,179
53,000	Yamana Gold, Inc. (b)	468,520
		1,005,699
	Steel: 0.17%
5,333	United States Steel Corp.	190,602
	Total Non-Energy Minerals (Cost $3,211,489)	3,367,371

	PROCESS INDUSTRIES: 3.63%
	Agricultural Commodities/Milling: 1.52%
38,000	Archer-Daniels-Midland Co.	1,017,260
100,000	Darling International, Inc. (a)	660,000
		1,677,260

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited), Continued

Shares		Value
	Chemicals: Agricultural: 0.40%
10,000	Mosaic Co.	$443,000

	Chemicals: Major Diversified: 0.35%
15,000	E.I. Du Pont de Nemours and Co.	384,300

	Chemicals: Specialty: 0.53%
20,000	OM Group, Inc. (a)	580,400

	Industrial Specialties: 0.60%
55,000	Olin Corp.	653,950

	Pulp & Paper: 0.23%
17,000	International Paper Co.	257,210
	Total Process Industries (Cost $3,424,194)	3,996,120

	PRODUCER MANUFACTURING: 3.53%
	Auto Parts: O.E.M.: 0.28%
7,000	Eaton Corp.	312,270

	Electrical Products: 0.46%
50,650	Technology Research Corp.	106,365
355,000	TII Network Technologies, Inc. (a)	401,150
		507,515
	Industrial Conglomerates: 0.21%
20,000	General Electric Co.	234,400

	Miscellaneous Manufacturing: 0.38%
76,200	O.I. Corp.	412,242

	Office Equipment/Supplies: 0.38%
35,000	McRae Industries, Inc. – Class A	420,000

	Trucks/Construction/Farm Machinery: 1.82%
7,700	Joy Global, Inc.	275,044
45,000	Manitowoc Co.	236,700
10,000	Navistar International Corp. (a)	436,000
60,000	Tata Motors Ltd. – ADR (c)	511,200
15,000	Terex Corp. (a)	181,050
27,000	Trinity Industries, Inc.	367,740
		2,007,734
	Total Producer Manufacturing (Cost $5,212,071)	3,894,161

	RETAIL TRADE: 4.42%
	Apparel/Footwear Retail: 1.67%
15,000	Abercrombie & Fitch Co. – Class A	380,850
75,000	American Eagle Outfitters, Inc.	1,062,750
20,000	Nordstrom, Inc. (c)	397,800
		1,841,400
	Department Stores: 0.62%
24,000	J.C. Penney Company, Inc.	689,040
	Discount Stores: 0.36%
10,000	Target Corp.	394,700

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited), Continued

Shares		Value
	Drugstore Chains: 0.43%
16,000	Walgreen Co.	$470,400

	Food Retail: 0.35%
30,000	Supervalu, Inc.	388,500

	Home Improvement Chains: 0.43%
20,000	Home Depot, Inc.	472,600

	Internet Retail: 0.30%
15,000	GameStop Corp. – Class A (a)	330,150

	Specialty Stores: 0.26%
24,000	Williams-Sonoma, Inc. (c)	284,880
	Total Retail Trade (Cost $4,589,380)	4,871,670

	TECHNOLOGY SERVICES: 5.27%
	Data Processing Services: 0.00%
10	Axion International Holdings, Inc. (a)	9

	Information Technology Services: 1.65%
170,500	American Software, Inc. – Class A	982,080
8,000	International Business Machines Corp.	835,360
		1,817,440
	Internet Software/Services: 1.48%
110,000	Edgewater Technology, Inc. (a)	283,800
77,574	Keynote Systems, Inc. (a) (c)	592,665
55,000	SonicWALL, Inc. (a)	301,400
70,000	United Online, Inc.	455,700
		1,633,565
	Packaged Software: 2.14%
100,000	Compuware Corp. (a)	686,000
30,000	Microsoft Corp.	713,100
75,000	Novell, Inc. (a)	339,750
40,000	Symantec Corp. (a)	622,400
		2,361,250
	Total Technology Services (Cost $6,090,954)	5,812,264

	TRANSPORTATION: 5.16%
	Airlines: 0.50%
22,000	Air France – ADR	279,400
15,000	Alaska Air Group, Inc. (a)	273,900
		553,300
	Marine Shipping: 2.60%
20,000	Dryships, Inc. (b) (c)	115,600
16,000	Frontline Ltd. (b) (c)	389,760
20,000	Nordic American Tanker Shipping Ltd. (b) (c)	636,400
15,000	Overseas Shipholding Group, Inc.	510,600
15,000	Tidewater, Inc.	643,050
35,000	Tsakos Energy Navigation Ltd. (b) (c)	564,900
		2,860,310

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited), Continued

Shares		Value
	Railroads: 1.70%
20,000	CSX Corp.	$692,600
17,500	Norfolk Southern Corp.	659,225
10,000	Union Pacific Corp.	520,600
		1,872,425
	Trucking: 0.36%
15,000	Arkansas Best Corp.	395,250
	Total Transportation (Cost $4,772,069)	5,681,285

	UTILITIES: 0.54%
	Electric Utilities: 0.54%
19,000	Edison International	597,740
	Total Utilities (Cost $543,412)	597,740
	Total Common Stocks (Cost $104,126,219)	107,463,880

	SHORT-TERM INVESTMENTS: 2.62%
	Money Market Funds: 2.62%
2,893,983	AIM STIT-STIC Prime Portfolio (Cost $2,893,983)	2,893,983

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 6.01%
6,621,515	AIM STIT-STIC Prime Portfolio (Cost $6,621,515)	6,621,515

	Total Investments in Securities (Cost $113,641,717): 106.15%	116,979,378
	Liabilities in Excess of Other Assets: (6.15)%	(6,779,651)
	Net Assets: 100.00%	$110,199,727

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	All or a portion of this security is on loan. Total loaned securities had a market value of $6,376,948 at June 30, 2009. See Note 8 in Notes to Financial Statements.
(d)	Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited)

Shares	COMMON STOCKS: 97.70%	Value
	COMMUNICATIONS: 1.77%
	Major Telecommunications: 1.77%
6,000	AT&T, Inc.	$149,040
3,300	Verizon Communications, Inc.	101,409
		250,449
	Total Communications (Cost $229,187)	250,449

	CONSUMER DURABLES: 4.36%
	Automotive Aftermarket: 0.38%
5,500	Cooper Tire & Rubber Co.	54,560

	Electronics/Appliances: 0.80%
1,500	National Presto Industries, Inc.	114,150

	Homebuilding: 0.89%
4,400	D.R. Horton, Inc.	41,184
1,900	KB Home	25,992
1,950	M.D.C. Holdings, Inc.	58,714
		125,890
	Motor Vehicles: 0.99%
2,100	Harley-Davidson, Inc.	34,041
1,400	Toyota Motor Corp. – ADR	105,742
		139,783
	Other Consumer Specialties: 0.39%
1,585	Fortune Brands, Inc.	55,063

	Recreational Products: 0.91%
8,000	Mattel, Inc.	128,400
	Total Consumer Durables (Cost $936,815)	617,846

	CONSUMER NON-DURABLES: 6.17%
	Apparel/Footwear: 1.58%
2,400	Nike, Inc. – Class B	124,272
1,800	VF Corp.	99,630
		223,902
	Beverages: Non-Alcoholic: 1.02%
3,000	Coca-Cola Co.	143,970

	Food: Major Diversified: 0.62%
1,159	Kraft Foods, Inc. – Class A	29,369
6,000	Sara Lee Corp.	58,560
		87,929
	Household/Personal Care: 1.62%
2,200	Colgate-Palmolive Co.	155,628
1,460	Procter & Gamble Co.	74,606
		230,234
	Tobacco: 1.33%
7,000	Altria Group, Inc.	114,730
1,675	Philip Morris International Inc.	73,064
		187,794
	Total Consumer Non-Durables (Cost $791,774)	873,829

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited), Continued

Shares		Value
	CONSUMER SERVICES: 3.77%
	Casinos/Gaming: 1.12%
10,000	International Game Technology	$159,000

	Media Conglomerates: 0.82%
5,000	Walt Disney Co.	116,650

	Other Consumer Services: 0.61%
5,000	H & R Block, Inc.	86,150

	Restaurants: 1.22%
3,000	McDonald's Corp.	172,470
	Total Consumer Services (Cost $535,030)	534,270

	DISTRIBUTION SERVICES: 1.38%
	Electronics Distributors: 0.45%
9,000	Wayside Technology Group, Inc.	63,810

	Medical Distributors: 0.93%
3,000	McKesson Corp.	132,000
	Total Distribution Services (Cost $191,342)	195,810

	ELECTRONIC TECHNOLOGY: 16.03%
	Aerospace & Defense: 4.38%
1,925	American Science and Engineering, Inc.	133,056
6,900	Applied Signal Technology, Inc.	176,019
2,300	Boeing Co.	97,750
5,500	Kaman Corp. – Class A	91,850
1,500	Lockheed Martin Corp.	120,975
		619,650
	Computer Components & Software: 0.95%
3,500	Hewlett Packard Co.	135,275

	Electronic Components: 0.91%
9,700	AVX Corp.	96,321
4,400	Jabil Circuit, Inc.	32,648
		128,969
	Electronic Equipment/Instruments: 0.81%
11,782	AU Optronics Corp. – ADR	114,050

	Electronic Production Equipment: 2.17%
8,500	Applied Materials, Inc.	93,245
5,000	Cognex Corp.	70,650
7,500	Cohu, Inc.	67,350
3,000	KLA-Tencor Corp.	75,750
		306,995
	Semiconductors: 4.03%
3,200	Analog Devices, Inc.	79,296
5,600	Intel Corp.	92,680
7,100	National Semiconductor Corp.	89,105
10,922	Taiwan Semiconductor Manufacturing Company Ltd. – ADR	102,776
5,200	Texas Instruments, Inc.	110,760
4,700	Xilinx, Inc.	96,162
		570,779

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited), Continued

Shares		Value
	Telecommunications Equipment: 2.78%
7,000	ADTRAN, Inc.	$150,290
6,500	Nokia Corp. – ADR	94,770
3,300	QUALCOMM, Inc.	149,160
		394,220
	Total Electronic Technology (Cost $2,465,903)	2,269,938

	ENERGY MINERALS: 8.74%
	Integrated Oil: 4.35%
2,200	Chevron Corp.	145,750
2,800	ConocoPhillips	117,768
2,400	Exxon Mobil Corp.	167,784
1,200	Hess Corp.	64,500
4,000	Marathon Oil Corp.	120,520
		616,322
	Oil & Gas Production: 3.91%
2,800	Anadarko Petroleum Corp.	127,092
1,400	Apache Corp.	101,010
3,500	Chesapeake Energy Corp.	69,405
2,000	Devon Energy Corp.	109,000
2,500	Noble Energy, Inc.	147,425
		553,932
	Oil Refining/Marketing: 0.48%
4,000	Valero Energy Corp.	67,560
	Total Energy Minerals (Cost $1,015,492)	1,237,814

	FINANCE: 12.58%
	Finance/Rental/Leasing: 0.55%
2,800	Ryder System, Inc.	78,176

	Financial Conglomerates: 0.89%
3,700	JPMorgan Chase & Co.	126,207

	Investment Banks/Brokers: 1.60%
1,150	Goldman Sachs Group, Inc.	169,556
2,000	Morgan Stanley	57,020
		226,576
	Life/Health Insurance: 0.73%
6,500	Unum Group	103,090

	Major Banks: 2.20%
7,652	Bank of America Corp.	101,006
3,400	Bank of New York Mellon Corp.	99,654
5,000	BB&T Corp.	109,900
		310,560
	Property/Casualty Insurance: 4.64%
2,400	Allstate Corp.	58,560
5,850	American Financial Group, Inc.	126,243
3,000	Chubb Corp.	119,640
3,300	Endurance Specialty Holdings Ltd. (a)	96,690
3,300	Travelers Companies, Inc.	135,432
5,625	W.R. Berkley Corp.	120,769
		657,334

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited), Continued

Shares		Value
	Real Estate Investment Trusts: 1.97%
7,500	Annaly Capital Management, Inc.	$113,550
13,000	Capstead Mortgage Corp.	165,230
		278,780
	Total Finance (Cost $2,075,251)	1,780,723

	HEALTH TECHNOLOGY: 8.32%
	Medical Specialties: 1.80%
2,500	Baxter International, Inc.	132,400
3,500	Medtronic, Inc.	122,115
		254,515
	Pharmaceuticals: Major: 6.52%
2,800	Abbott Laboratories	131,712
5,050	Bristol-Myers Squibb Co.	102,565
2,500	Eli Lilly & Co.	86,600
2,300	GlaxoSmithKline plc – ADR	81,282
1,900	Johnson & Johnson	107,920
3,900	Merck & Co., Inc.	109,044
2,500	Novartis AG – ADR	101,975
5,000	Pfizer, Inc.	75,000
2,800	Wyeth	127,092
		923,190
	Total Health Technology (Cost $1,314,179)	1,177,705

	INDUSTRIAL SERVICES : 3.31%
	Contract Drilling: 0.42%
3,050	Rowan Companies, Inc.	58,926

	Engineering & Construction: 1.09%
8,400	KBR, Inc.	154,896

	Environmental Services: 1.37%
6,400	American Ecology Corp.	114,688
2,800	Waste Management, Inc.	78,848
		193,536
	Oilfield Services/Equipment: 0.43%
2,950	Halliburton Co.	61,065
	Total Industrial Services (Cost $513,547)	468,423

	NON-ENERGY MINERALS: 3.40%
	Aluminum: 0.33%
4,500	Alcoa, Inc.	46,485

	Construction Materials: 0.47%
1,000	Ameron International Corp.	67,040

	Other Metals/Minerals: 0.97%
2,500	BHP Billiton Ltd. – ADR	136,825

	Precious Metals: 0.63%
10,000	Yamana Gold, Inc. (a)	88,400

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited), Continued

Shares		Value
	Steel: 1.00%
3,200	Nucor Corp.	$142,176
	Total Non-Energy Minerals (Cost $448,263)	480,926

	PROCESS INDUSTRIES: 2.22%
	Agricultural Commodities/Milling: 0.85%
4,500	Archer-Daniels-Midland Co.	120,465

	Chemicals: Major Diversified: 0.49%
2,700	E.I. Du Pont de Nemours and Co.	69,174

	Industrial Specialties: 0.50%
6,000	Olin Corp.	71,340

	Pulp & Paper: 0.38%
3,500	International Paper Co.	52,955
	Total Process Industries (Cost $460,346)	313,934

	PRODUCER MANUFACTURING: 7.50%
	Auto Parts: O.E.M.: 1.02%
1,800	Eaton Corp.	80,298
4,500	Superior Industries International, Inc.	63,450
		143,748
	Industrial Conglomerates: 1.28%
1,500	3M Co.	90,150
3,000	General Electric Co.	35,160
2,675	Ingersoll-Rand Company Ltd. – Class A (a)	55,908
		181,218
	Metal Fabrication: 1.03%
7,334	Insteel Industries, Inc.	60,432
5,000	Timken Co.	85,400
		145,832
	Trucks/Construction/Farm Machinery: 4.17%
2,600	Caterpillar, Inc.	85,904
3,000	Cummins, Inc.	105,630
2,000	Deere & Co.	79,900
2,500	Joy Global, Inc.	89,300
15,000	Tata Motors Ltd. – ADR	127,800
7,500	Trinity Industries, Inc.	102,150
		590,684
	Total Producer Manufacturing (Cost $1,317,641)	1,061,482

	RETAIL TRADE: 6.38%
	Apparel/Footwear Retail: 2.46%
2,000	Abercrombie & Fitch Co. – Class A	50,780
9,000	American Eagle Outfitters, Inc.	127,530
5,500	Gap Inc.	90,200
4,000	Nordstrom, Inc.	79,560
		348,070
	Department Stores: 0.53%
2,600	J.C. Penney Company, Inc.	74,646

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited), Continued

Shares		Value
	Discount Stores: 1.82%
3,000	Family Dollar Stores, Inc.	$84,900
1,700	Target Corp.	67,099
2,170	Wal-Mart Stores, Inc.	105,115
		257,114
	Electronics/Appliances Stores: 0.71%
3,000	Best Buy Co., Inc.	100,470

	Home Improvement Chains: 0.58%
3,500	Home Depot, Inc.	82,705

	Specialty Stores: 0.28%
3,400	Williams-Sonoma, Inc.	40,358
	Total Retail Trade (Cost $1,189,098)	903,363

	TECHNOLOGY SERVICES: 3.56%
	Information Technology Services: 1.89%
23,000	American Software, Inc. – Class A	132,480
1,300	International Business Machines Corp.	135,746
		268,226
	Internet Software/Services: 0.83%
18,000	United Online, Inc.	117,180

	Packaged Software: 0.84%
5,000	Microsoft Corp.	118,850
	Total Technology Services (Cost $535,274)	504,256

	TRANSPORTATION: 7.01%
	Air Freight/Couriers: 0.50%
1,400	United Parcel Service, Inc. – Class B	69,986

	Marine Shipping: 3.07%
2,500	Frontline Ltd. (a)	60,900
4,422	General Maritime Corp. (a)	43,734
3,200	Nordic American Tanker Shipping Ltd. (a)	101,824
5,642	Ship Finance International Ltd. (a)	62,231
2,000	Tidewater, Inc.	85,740
5,000	Tsakos Energy Navigation Ltd. (a)	80,700
		435,129
	Railroads: 2.18%
3,200	CSX Corp.	110,816
2,500	Norfolk Southern Corp.	94,175
2,000	Union Pacific Corp.	104,120
		309,111
	Trucking: 1.26%
3,500	Arkansas Best Corp.	92,225
2,800	J.B. Hunt Transport Services, Inc.	85,484
		177,709
	Total Transportation (Cost $1,104,926)	991,935

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited), Continued

Shares		Value
	UTILITIES: 1.20%
	Electric Utilities: 1.20%
5,000	Duke Energy Corp.	$72,950
3,100	Edison International	97,526
		170,476
	Total Utilities (Cost $197,039)	170,476
	Total Common Stocks (Cost $15,321,107)	13,833,179

	SHORT-TERM INVESTMENTS: 2.24%
	Money Market Funds: 2.24%
317,756	AIM STIT-STIC Prime Portfolio (Cost $317,756)	317,756

	Total Investments in Securities (Cost $15,638,863): 99.94%	14,150,935
	Other Assets in Excess of Liabilities: 0.06%	8,646
	Net Assets: 100.00%	$14,159,581

ADR – American Depositary Receipt
(a)U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2009 (Unaudited)

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
ASSETS
Investments in securities, at value:
Non-affiliates (cost $113,359,304 and $15,638,863, respectively)1	$116,441,958	$14,150,935
Affiliates (cost $282,413 and $0, respectively)	537,420	—
Total investments in securities, at value
(cost $113,641,717 and $15,638,863, respectively)	116,979,378	14,150,935
Cash	21,516	8,303
Receivables:
Dividends and interest	193,972	35,085
Fund shares sold	31,795	4,387
Securities lending	12,199	—
Prepaid expenses	22,772	14,080
Total assets	117,261,632	14,212,790
LIABILITIES
Payables:
Collateral on securities loaned	6,621,515	—
Fund shares redeemed	199,082	—
Due to advisor	95,277	4,790
Transfer agent fees and expenses	47,169	13,091
Shareholder reporting fees	20,118	2,206
Distribution fees	20,081	2,763
Administration fees	17,287	6,410
Fund accounting fees	15,002	10,448
Audit fees	13,355	9,779
Custody fees	5,296	607
Chief Compliance Officer fee	1,281	831
Accrued expenses	6,442	2,284
Total liabilities	7,061,905	53,209
NET ASSETS	$110,199,727	$14,159,581

CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$105,491,473	$13,653,715
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	5,616,093	1,615,355
Net asset value, offering and redemption price per share	$18.78	$8.45
Advisor Class
Net assets applicable to shares outstanding	$4,708,254	$505,866
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	250,106	60,004
Net asset value, offering and redemption price per share	$18.83	$8.43

COMPONENTS OF NET ASSETS
Paid-in capital	$115,624,538	$17,485,562
Undistributed net investment income	560,956	122,819
Accumulated net realized loss on investments	(9,323,428)	(1,960,872)
Net unrealized appreciation/(depreciation) on investments	3,337,661	(1,487,928)
Net assets	$110,199,727	$14,159,581
1 Includes loaned securities with a market value of	$6,376,948	$—

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2009 (Unaudited)

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld of $6,729 and $1,306, respectively)	$1,124,549	$242,099
Interest	7,862	1,034
Securities lending	92,465	—
Total income	1,224,876	243,133
Expenses
Advisory fees (Note 3)	510,092	66,834
Distribution fees - Investor Class (Note 5)	122,605	16,290
Transfer agent fees and expenses (Note 3)	68,153	25,553
Administration fees (Note 3)	55,271	10,857
Fund accounting fees (Note 3)	27,571	20,176
Reports to shareholders	23,074	2,591
Registration expense	13,705	13,654
Audit fees	13,355	9,780
Miscellaneous	9,974	2,452
Custody fees (Note 3)	8,919	1,790
Legal fees	7,132	4,347
Insurance	5,297	1,923
Trustee fees	4,855	2,825
Chief Compliance Officer fee (Note 3)	3,175	2,303
Total expenses	873,178	181,375
Less: Expenses waived by advisor (Note 3)	(118,127)	(49,461)
Net expenses	755,051	131,914
Net investment income	469,825	111,219
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(7,066,419)	(1,280,331)
Net change in unrealized appreciation on investments	14,693,827	1,466,759
Net realized and unrealized gain on investments	7,627,408	186,428
Net increase in net assets resulting from operations	$8,097,233	$297,647

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$469,825	$998,065
Net realized loss on investments	(7,066,419)	(2,175,103)
Net change in unrealized appreciation/(depreciation) on investments	14,693,827	(93,501,730)
Net increase/(decrease) in net assets resulting from operations	8,097,233	(94,678,768)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(838,596)
Advisor Class	—	(47,391)
From net realized gain on investments
Investor Class	—	—
Advisor Class	—	—
Total distributions to shareholders	—	(885,987)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(4,546,773)	(45,927,830)
Total increase/(decrease) in net assets	3,550,460	(141,492,585)

NET ASSETS
Beginning of period	106,649,267	248,141,852
End of period	$110,199,727	$106,649,267
Accumulated net investment income	$560,956	$91,131

(a)  A summary of share transactions is as follows:

Investor Class
	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	378,824	$6,399,295	900,299	$22,134,297
Shares issued on reinvestment of distributions	1	7	46,904	792,677
Shares redeemed*	(695,490)	(11,521,832)	(2,763,662)	(67,989,872)
Net decrease	(316,665)	$(5,122,530)	(1,816,459)	$(45,062,898)
* Net of redemption fees of		$7,018		$18,421

Advisor Class
	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	47,964	$843,091	56,544	$1,390,450
Shares issued on reinvestment of distributions	—	—	2,727	46,104
Shares redeemed*	(17,725)	(267,334)	(99,538)	(2,301,486)
Net increase/(decrease)	30,239	$575,757	(40,267)	$(864,932)
* Net of redemption fees of		$—		$2,340

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$111,219	$215,368
Net realized loss on investments	(1,280,331)	(624,903)
Net change in unrealized appreciation/(depreciation) on investments	1,466,759	(8,527,488)
Net increase/(decrease) in net assets resulting from operations	297,647	(8,937,023)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(209,235)
Advisor Class	—	(2,842)
From net realized gain on investments
Investor Class	—	(6,283)
Advisor Class	—	(67)
Total distributions to shareholders	—	(218,427)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(668,211)	(4,237,647)
Total decrease in net assets	(370,564)	(13,393,097)

NET ASSETS
Beginning of period	14,530,145	27,923,242
End of period	$14,159,581	$14,530,145
Accumulated net investment income	$122,819	$11,600

(a)  A summary of share transactions is as follows:

Investor Class
	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	70,317	$551,803	157,755	$1,643,692
Shares issued on reinvestment of distributions	—	—	25,689	206,539
Shares redeemed*	(197,974)	(1,501,880)	(571,924)	(6,192,739)
Net decrease	(127,657)	$(950,077)	(388,480)	$(4,342,508)
* Net of redemption fees of		$11		$2,418

Advisor Class
	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	41,235	$283,319	13,433	$172,632
Shares issued on reinvestment of distributions	—	—	363	2,909
Shares redeemed*	(189)	(1,453)	(8,458)	(70,680)
Net increase	41,046	$281,866	5,338	$104,861
* Net of redemption fees of		$1		$1

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$17.33		$30.98	$32.84	$30.46	$28.44	$24.56

Income from investment operations:
Net investment income/(loss)	0.08	^	0.14 ^	0.04 ^	(0.09)^	(0.17)^	(0.11)
Net realized and unrealized gain/(loss) on investments	1.37		(13.65)	1.34	3.16	3.30	3.98
Total from investment operations	1.45		(13.51)	1.38	3.07	3.13	3.87

Less distributions:
From net investment income	—		(0.14)	(0.05)	—	—	—
From net realized gain on investments	—		—	(3.19)	(0.70)	(1.12)	(0.01)
	—		(0.14)	(3.24)	(0.70)	(1.12)	(0.01)

Redemption fees retained	0.00	^#	0.00 ^#	0.00 ^#	0.01 ^	0.01 ^	0.02

Net asset value, end of period	$18.78		$17.33	$30.98	$32.84	$30.46	$28.44

Total return	8.37	%+	-43.60%	4.05%	10.09%	11.06%	15.83%

Ratios/supplemental data:
Net assets, end of period (thousands)	$105,492		$102,834	$240,064	$278,559	$264,186	$259,307
Ratio of expenses to average net assets:
Before expense reimbursement	1.72	%**	1.65%	1.58%	1.62%	1.63%	1.61%
After expense reimbursement	1.49	%**	1.49%	1.49%	1.62%	1.63%	1.61%
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.68	%**	0.39%	0.02%	(0.29%)	(0.57%)	(0.41%)
After expense reimbursement	0.91	%**	0.55%	0.11%	(0.29%)	(0.57%)	(0.41%)
Portfolio turnover rate	8.61	%+	6.19%	1.70%	17.75%	3.84%	24.59%

**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
	Six Months Ended				April 30, 2006*
	June 30, 2009		Year Ended December 31,		Through
	(Unaudited)		2008	2007	December 31, 2006
Net asset value, beginning of period	$17.35		$31.05	$32.90	$33.42

Income from investment operations:
Net investment income/(loss)	0.10	^	0.21 ^	0.13 ^	(0.06	)^
Net realized and unrealized gain/(loss) on investments	1.38		(13.70)	1.34	0.24
Total from investment operations	1.48		(13.49)	1.47	0.18

Less distributions:
From net investment income	—		(0.22)	(0.14)	—
From net realized gain on investments	—		—	(3.19)	(0.70)
	—		(0.22)	(3.33)	(0.70)

Redemption fees retained	—		0.01 ^	0.01 ^	0.00	^#

Net asset value, end of period	$18.83		$17.35	$31.05	$32.90

Total return	8.53	%+	-43.41%	4.35%	0.52	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,708		$3,815	$8,078	$6,468
Ratio of expenses to average net assets:
Before expense reimbursement	1.47	%**	1.40%	1.33%	1.45	%**
After expense reimbursement	1.24	%**	1.24%	1.24%	1.45	%**
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.94	%**	0.65%	0.28%	(0.28	%)**
After expense reimbursement	1.17	%**	0.81%	0.37%	(0.28	%)**
Portfolio turnover rate	8.61	%+	6.19%	1.70%	17.75	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months Ended						September 30, 2004*
	June 30, 2009		Year Ended December 31,				Through
	(Unaudited)		2008	2007	2006	2005	December 31, 2004
Net asset value, beginning of period	$8.25		$13.02	$13.33	$11.89	$11.06	$10.00

Income from investment operations:
Net investment income	0.06	^	0.11 ^	0.06 ^	0.07 ^	0.04 ^	0.02
Net realized and unrealized
gain/(loss) on investments	0.14		(4.76)	0.23	1.72	0.83	1.06
Total from investment operations	0.20		(4.65)	0.29	1.79	0.87	1.08

Less distributions:
From net investment income	—		(0.12)	(0.06)	(0.07)	(0.03)	(0.02)
From net realized gain on investments	—		(0.00)#	(0.54)	(0.28)	(0.02)	—
	—		(0.12)	(0.60)	(0.35)	(0.05)	(0.02)

Redemption fees retained	0.00	^#	0.00 ^#	0.00 ^#	0.00 ^#	0.01 ^	0.00	#

Net asset value, end of period	$8.45		$8.25	$13.02	$13.33	$11.89	$11.06

Total return	2.42	%+	-35.66%	2.13%	15.05%	7.95%	10.77	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$13,654		$14,374	$27,746	$30,171	$25,950	$16,144
Ratio of expenses to average net assets:
Before expense reimbursement	2.72	%**	2.32%	2.12%	2.07%	2.13%	2.84	%**
After expense reimbursement	1.98	%**	1.98%	1.98%	1.98%	1.98%	1.98	%**
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.92	%**	0.65%	0.27%	0.43%	0.17%	(0.14	%)**
After expense reimbursement	1.66	%**	0.99%	0.41%	0.52%	0.33%	0.75	%**
Portfolio turnover rate	1.57	%+	3.61%	4.49%	7.77%	8.83%	1.57	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
	Six Months Ended				April 30, 2006*
	June 30, 2009		Year Ended December 31,		Through
	(Unaudited)		2008	2007	December 31, 2006
Net asset value, beginning of period	$8.22		$12.99	$13.32	$13.18

Income from investment operations:
Net investment income	0.07	^	0.14 ^	0.08 ^	0.10	^
Net realized and unrealized gain/(loss) on investments	0.14		(4.76)	0.22	0.42
Total from investment operations	0.21		(4.62)	0.30	0.52

Less distributions:
From net investment income	—		(0.15)	(0.10)	(0.10)
From net realized gain on investments	—		(0.00)#	(0.54)	(0.28)
	—		(0.15)	(0.64)	(0.38)

Redemption fees retained	0.00	^#	—	0.01 ^	0.00	^#

Net asset value, end of period	$8.43		$8.22	$12.99	$13.32

Total return	2.55	%+	(35.48%)	2.26%	3.95	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$506		$156	$177	$671
Ratio of expenses to average net assets:
Before expense reimbursement	2.47	%**	2.07%	1.87%	1.86	%**
After expense reimbursement	1.73	%**	1.73%	1.73%	1.73	%**
Ratio of net investment income to average net assets:
Before expense reimbursement	1.10	%**	0.95%	0.44%	1.00	%**
After expense reimbursement	1.84	%**	1.28%	0.58%	1.13	%**
Portfolio turnover rate	1.57	%+	3.61%	4.49%	7.77	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2009 (Unaudited)

NOTE 1 – ORGANIZATION

The Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Al Frank Fund is to seek growth of capital, which it attempts to achieve by investing in out of favor and undervalued equity securities. The investment objective of the Al Frank Dividend Value Fund is long-term total return from both capital appreciation and, secondarily, dividend income, which it seeks to achieve by investing in dividend-paying equity securities that it believes are out of favor and undervalued. The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively.  The Al Frank Dividend Value Fund Investor and Advisor Classes commenced operations on September 30, 2004 and April 30, 2006, respectively.

Prior to April 30, 2006, the shares of the Funds had no specific class designation.  As of that date, all of the then outstanding shares were redesignated as Investor Class Shares.  As part of its multiple class plan, the Funds now also offer Advisor Class Shares.  Because the fees and expenses vary between the Investor Class Shares and the Advisor Class Shares, performance will vary with respect to each class.  Under normal conditions, the Advisor Class Shares are expected to have lower expenses than the Investor Class Shares which will result in higher total returns.

Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the Funds.  The Funds may also be purchased by qualified investors directly through U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administration payment to any third-party.  A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Advisor Class Shares investment minimum.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sale price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  Investments in other mutual funds are valued at their net asset value per share.

The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”).  FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2009 (Unaudited), Continued

readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See note 9 – Summary of Fair Value Exposure for more information.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2006 – 2008, or expected to be taken in the Funds’ 2009 tax returns.  The Funds identify its major tax jurisdictions as U.S. Federal and the state of Arizona; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Funds distribute substantially all net investment income and net realized gains, if any, annually.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting  These reclassifications have no effect on net assets or net asset value per share.

F.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

G.
Redemption Fees: The Funds charge a 2% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2009 (Unaudited), Continued

H.
Derivatives:  The Funds have adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”).  FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities.  FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the six months ended June 30, 2009, the Funds did not hold any derivative instruments.

I.
Events Subsequent to the Fiscal Period End:  The Funds have adopted FAS No. 165, Subsequent Events (“FAS 165”).  FAS 165 requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  In addition, FAS 165 requires an entity to disclose the date through which subsequent events have been evaluated.

Management has evaluated fund related events and transactions that occurred subsequent to June 30, 2009, through August 28, 2009, the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the six months ended June 30, 2009, Al Frank Asset Management, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended June 30, 2009, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $510,092 and $66,834, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  For the six months ended June 30, 2009, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit the Al Frank Fund’s Investor Class aggregate annual operating expenses to 1.49% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.24% of average daily net assets, and the Al Frank Dividend Value Fund’s Investor Class aggregate annual operating expenses to 1.98% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.73% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund’s operations.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2009, the Advisor reduced its fees and absorbed Fund expenses in the amount of $118,127 and $49,461 for the Al Frank Fund and the Al Frank Dividend Value Fund, respectively. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Al Frank Fund		Al Frank Dividend Value Fund
Year	Amount	Year	Amount
2010	$249,714	2009	$86,373
2011	291,000	2010	45,435
2012	118,127	2011	73,930
	$658,841	2012	49,461
			$255,199

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2009 (Unaudited), Continued

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the six months ended June 30, 2009, the Al Frank Fund and the Al Frank Dividend Value Fund incurred the following expenses for administration, fund accounting, transfer agency, and custody:

	Al Frank Fund	Al Frank Dividend Value Fund
Administration	$55,271	$10,857
Fund accounting	27,571	20,176
Transfer agency	42,395	18,066
Custody	8,919	1,790

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

For the six months ended June 30, 2009, the Al Frank Fund and the Al Frank Dividend Value Fund were allocated $3,175 and $2,303, respectively, of the Chief Compliance Officer fee.

NOTE 4 – OTHER AFFILIATES

Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of June 30, 2009 amounted to $537,420 representing 0.49% of net assets. Transactions during the six months ended June 30, 2009 in the Al Frank Fund in which the issuer was an “affiliated person” are as follows:

Smith-Midland Corp.
Beginning Shares	440,000
Beginning Cost	$454,448
Purchase Cost	—
Sales Cost	(172,035)
Ending Cost	$282,413
Ending Shares	318,000
Dividend Income	$—
Net Realized Gain	$28,654

NOTE 5 – DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the six months ended June 30, 2009, the Al Frank Fund – Investor Class and the Al Frank Dividend Value Fund – Investor Class paid the Distribution Coordinator $122,605 and $16,290, respectively.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2009 (Unaudited), Continued

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2009, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Fund, were $8,535,515 and $12,795,251, respectively.

For the six months ended June 30, 2009, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Dividend Value Fund, were $204,999 and $608,236, respectively.

NOTE 7 – LINES OF CREDIT

Through March 31, 2009, the Al Frank Fund and the Al Frank Dividend Value Fund had lines of credit in the amount of $50,000,000 and $8,400,000, respectively.  Effective April 1, 2009, the Al Frank Fund and the Al Frank Dividend Value Fund have lines of credit in the amount of $21,700,000 and $3,300,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  The Funds did not draw upon their lines of credit during the six months ended June 30, 2009.

NOTE 8 – SECURITIES LENDING

The Al Frank Fund has entered into a securities lending arrangement with Morgan Stanley Securities Servicing Inc. (the “Borrower”).  Under the terms of the agreement, the Fund is authorized to loan securities to the borrower.  In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments.  Securities lending income is disclosed in the Fund’s Statement of Operations.  Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.  The agreement provides that the Fund receives a guaranteed amount in securities lending revenue annually.

As of June 30, 2009, the value of securities loaned and collateral held by the Al Frank Fund are as follows:

Market Value of
Securities Loaned	Collateral
$6,376,948	$6,621,515

NOTE 9 – SUMMARY OF FAIR VALUE EXPOSURE

The Funds have adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and Financial Accounting Standards Board Staff Position (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires each Fund to classify its securities based on valuation method.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2009 (Unaudited), Continued

The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2009:

Al Frank Fund

	Level 1	Level 2	Level 3	Total
Equity
Commercial Services	$846,230	$—	$—	$846,230
Communications	768,250	—	—	768,250
Consumer Durables	6,052,314	—	—	6,052,314
Consumer Non-Durables	4,042,930	—	—	4,042,930
Consumer Services	2,755,890	—	—	2,755,890
Distribution Services	2,747,430	—	—	2,747,430
Electronic Technology	25,723,958	—	—	25,723,958
Energy Minerals	8,428,557	—	—	8,428,557
Finance	10,954,477	—	—	10,954,477
Health Services	3,316,932	—	—	3,316,932
Health Technology	8,965,386	—	—	8,965,386
Industrial Services	4,640,915	—	—	4,640,915
Non-Energy Minerals	3,367,371	—	—	3,367,371
Process Industries	3,996,120	—	—	3,996,120
Producer Manufacturing	3,894,161	—	—	3,894,161
Retail Trade	4,871,670	—	—	4,871,670
Technology Services	5,812,264	—	—	5,812,264
Transportation	5,681,285	—	—	5,681,285
Utilities	597,740	—	—	597,740
Total Equity	107,463,880	—	—	107,463,880
Short-Term Investments	9,515,498	—	—	9,515,498
Total Investments in Securities	$116,979,378	$—	$—	$116,979,378
Al Frank Dividend Value Fund

	Level 1	Level 2	Level 3	Total
Equity
Communications	$250,449	$—	$—	$250,449
Consumer Durables	617,846	—	—	617,846
Consumer Non-Durables	873,829	—	—	873,829
Consumer Services	534,270	—	—	534,270
Distribution Services	195,810	—	—	195,810
Electronic Technology	2,269,938	—	—	2,269,938
Energy Minerals	1,237,814	—	—	1,237,814
Finance	1,780,723	—	—	1,780,723
Health Technology	1,177,705	—	—	1,177,705
Industrial Services	468,423	—	—	468,423
Non-Energy Minerals	480,926	—	—	480,926
Process Industries	313,934	—	—	313,934
Producer Manufacturing	1,061,482	—	—	1,061,482
Retail Trade	903,363	—	—	903,363
Technology Services	504,256	—	—	504,256
Transportation	991,935	—	—	991,935
Utilities	170,476	—	—	170,476
Total Equity	13,833,179	—	—	13,833,179
Short-Term Investments	317,756	—	—	317,756
Total Investments in Securities	$14,150,935	$—	$—	$14,150,935

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2009 (Unaudited), Continued

NOTE 10 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of distributions received from real estate investment trusts, wash sale losses deferred, and losses realized subsequent to October 31 on the sale of securities.

The tax character of distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 for the Funds was as follows:

	Al Frank Fund		Al Frank Dividend Value Fund
	2009	2008	2009	2008
Ordinary income	$—	$885,987	$—	$212,089
Long-term capital gains	—	—	—	6,338

Ordinary income distributions may include dividends paid from short-term capital gains.

For the year ended December 31, 2008, the Al Frank Dividend Value Fund designated $6,338 as long-term capital gain dividend, pursuant to Internal Revenue Code section 825(b)(3).

As of December 31, 2008, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Al Frank
	Al Frank Fund	Dividend Value Fund
Cost of investments (a)	$126,822,834	$17,430,812
Gross unrealized appreciation	21,741,517	1,798,250
Gross unrealized depreciation	(33,104,834)	(4,752,937)
Net unrealized depreciation	(11,363,317)	(2,954,687)
Undistributed ordinary income	91,131	11,600
Undistributed long-term capital gain	—	—
Total distributable earnings	91,131	11,600
Other accumulated gains/(losses)	(2,249,858)	(680,541)
Total accumulated earnings/(losses)	$(13,522,044)	$(3,623,628)

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

At December 31, 2008, the Al Frank Fund and the Al Frank Dividend Value Fund deferred on a tax basis post-October losses of $461,940 and $164,304, respectively.

At December 31, 2008, the Al Frank Fund and the Al Frank Dividend Value Fund had tax capital losses which may be carried over to offset future gains.  The Al Frank Fund and the Al Frank Dividend Value Fund had losses of $1,787,918 and $516,237, respectively, which expire in 2016.

Al Frank Funds

NOTICE TO SHAREHOLDERS at June 30, 2009 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888.263.6443 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2009

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2009 is available without charge, upon request, by calling 888.263.6443.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090.

Information included in the Funds’ Form N-Q is also available by calling 888.263.6443.

Advisor
Al Frank Asset Management, Inc.
32392 Coast Highway, Suite 260
Laguna Beach, CA  92651
alfrankfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
888.263.6443

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account,
call our customer service team at:

888.263.6443

The Al Frank Funds Web site contains resources for both
current and potential shareholders, including:

•	Performance through the most recent quarter and month end
•	Applications, including new account forms, IRA and IRA transfer forms
•	Electronic copies of the Prospectus, Annual Report and Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please
refer to the prospectus for important information about
the investment company, including investment objectives,
risks, charges and expenses.

Small company investing involves greater volatility,
limited liquidity and other risks.

Distributed by Quasar Distributors, LLC. 8/09

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

 (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

 (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  9/3/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  9/3/09

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  9/3/09

* Print the name and title of each signing officer under his or her signature.